Earnings per share and shares in issue	6 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Earnings per share and shares in issue
Earnings per share and shares in issue
Basic earnings per ordinary share (EpS) amounts are calculated by dividing the profit (loss) for the period attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. During the quarter the company repurchased for cancellation 11 million ordinary shares for a total cost of $75 million, as part of the share buyback programme as announced on 31 October 2017. This brings the total number of shares repurchased in the first half to 17 million for a total cost of $125 million. The number of shares in issue is reduced when shares are repurchased.
The calculation of EpS is performed separately for each discrete quarterly period, and for the year-to-date period. As a result, the sum of the discrete quarterly EpS amounts in any particular year-to-date period may not be equal to the EpS amount for the year-to-date period.
For the diluted EpS calculation the weighted average number of shares outstanding during the period is adjusted for the number of shares that are potentially issuable in connection with employee share-based payment plans using the treasury stock method.

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2019	2018	2019	2018
Results for the period
Profit (loss) for the period attributable to BP shareholders	1,822	2,799	4,756	5,268
Less: preference dividend	1	1	1	1
Profit (loss) attributable to BP ordinary shareholders	1,821	2,798	4,755	5,267

Number of shares (thousand)(a)
Basic weighted average number of shares outstanding	20,336,347	19,945,053	20,256,254	19,931,945
ADS equivalent	3,389,391	3,324,175	3,376,042	3,321,990

Weighted average number of shares outstanding used to calculate diluted earnings per share	20,421,184	20,044,277	20,368,125	20,050,123
ADS equivalent	3,403,530	3,340,712	3,394,687	3,341,687

Shares in issue at period-end	20,373,332	19,973,943	20,373,332	19,973,943
ADS equivalent	3,395,555	3,328,991	3,395,555	3,328,991

(a)	Excludes treasury shares and includes certain shares that will be issued in the future under employee share-based payment plans.

Issued ordinary share capital as at 30 June 2019 comprised 20,387,117,077 ordinary shares (31 December 2018 20,260,732,488 ordinary shares). This includes shares held in trust to settle future employee share plan obligations and excludes 1,257,120,831 ordinary shares which have been bought back and are held in treasury by BP (31 December 2018 1,264,731,539 ordinary shares).